February 23, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Whitehall Funds (the “Trust”)
File No. 33-64845

Commissioners:

Pursuant to Rule 497(k) under the Securities Act of 1933, we hereby file a Summary Prospectus for the above mentioned Trust, to be placed in use on February 23, 2017.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc:	Asen Parachkevov
U.S. Securities and Exchange Commission